SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Unrealized loss recorded in accumulated other comprehensive income (loss)			$ (497)
Derivative Assets		$ 62
Derivative Liabilities	(3,791)	(425)
Gain (loss) recognized in other comprehensive income (loss), net		497
Gain (loss) recognized in statements of income	(464)	3,837
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss), net		497
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	2,406	1,716
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	100,981	36,608
Gain (loss) recognized in other comprehensive income (loss), net
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	(750)	2,121
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	(2,120)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		62
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(3,582)	(425)
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss), net
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (209)